STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Preferred Stock [Member]
Balance at Dec. 31, 2001		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2001			0
Issuance of common stock 9/1/02, $.0167	[1]	10,000	5,985	4,015	0
Issuance of common stock 9/1/02, $.0167 (in shares)	[1]		598,549
Issuance of common 10/23/02, $1.67/share		5,000	30	4,970
Issuance of common 10/23/02, $1.67/share (in shares)			2,993
Net loss		(51,057)			(51,057)
Balance at Dec. 31, 2002		(36,057)	6,015	8,985	(51,057)
Balance (in shares) at Dec. 31, 2002			601,542
Issuance of common stock	[2]	400	239	161
Issuance of common stock (in shares)	[2]		23,942
Issuance of common 6/11&12,$1.67	[3]	35,000	216	34,784
Issuance of common 6/11&12,$1.67 (in shares)	[3]		21,548
Net loss		(90,461)			(90,461)
Balance at Dec. 31, 2003		(91,118)	6,470	43,930	(141,518)
Balance (in shares) at Dec. 31, 2003			647,032
Issuance of common 5/25/04, $.0167	[4]	110	66	44
Issuance of common 5/25/04, $.0167 (in shares)	[4]		6,567
Net loss		(90,353)			(90,353)
Balance at Dec. 31, 2004		(181,361)	6,536	43,974	(231,871)
Balance (in shares) at Dec. 31, 2004			653,599
Issuance of common stock	[5]	250	150	100
Issuance of common stock (in shares)	[5]		14,964
Vested stock options and warrants		2,793		2,793
Net loss		(123,852)			(123,852)
Balance at Dec. 31, 2005		(302,170)	6,686	46,867	(355,723)
Balance (in shares) at Dec. 31, 2005			668,563
Issuance of common 5/16 & 8/8, $.0167	[6]	1,451	869	582
Issuance of common 5/16 & 8/8, $.0167 (in shares)	[6]		86,869
Issuance of common 10/19 & 23, $.0167	[7]	650	389	261
Issuance of common 10/19 & 23, $.0167 (in shares)	[7]		38,906
Issuance of common 12/01, $1.67	[8]	44,810	287	44,523
Issuance of common 12/01, $1.67 (in shares)	[8]		28,739
Vested stock options and warrants		13,644		13,644
Net loss		(273,026)			(273,026)
Balance at Dec. 31, 2006		(514,641)	8,231	105,877	(628,749)
Balance (in shares) at Dec. 31, 2006			823,077
Issuance of common stock	[9]	1,000	6	994
Issuance of common stock (in shares)	[9]		599
Vested stock options and warrants		73,907		73,907
Capital contributions resulting from waivers of debt		346,714		346,714
Value of equity instruments issued with debt		132,938		132,938
Net loss		(752,415)			(752,415)
Balance at Dec. 31, 2007		(712,497)	8,237	660,430	(1,381,164)
Balance (in shares) at Dec. 31, 2007			823,676
Issuance of common stock	[10]	1,593,502	45,528	1,547,974
Issuance of common stock (in shares)	[10]		4,552,862
Shares issued to finders, agents		0	20,127	(20,127)
Shares issued to finders, agents (in shares)			2,012,690
Shares issued to pay direct legal fees		0	2,857	(2,857)
Shares issued to pay direct legal fees (in shares)			285,714
Issuance of common due to anti-dilution provisions		0	2,059	(2,059)
Issuance of common due to anti-dilution provisions (in shares)			205,899
Shares issued to pay investor relations services 6/23/08, $.35		87,500	2,500	85,000
Shares issued to pay investor relations services 6/23/08, $.35 (in shares)			250,000
Vested stock options and warrants		354,994		354,994
Capital contributions resulting from waivers of debt		129,684		129,684
Net loss		(1,762,628)			(1,762,628)
Balance at Dec. 31, 2008		(309,445)	81,308	2,753,039	(3,143,792)
Balance (in shares) at Dec. 31, 2008			8,130,841
Cumulative effect of adoption of EITF 07-5		(479,910)		(486,564)	6,654
Vested stock options and warrants		111,835		111,835
Shares issued 3/20/09 to pay for fund raising		0	1,250	(1,250)
Shares issued 3/20/09 to pay for fund raising (in shares)			125,000
Shares issued under PMM in 2009, $.50		1,073,905	21,478	1,052,427
Shares issued under PMM in 2009, $.50 (in shares)			2,147,810
Capital contributions resulting from waivers of debt		84,600		84,600
Value of equity-linked financial instruments issued in connection with PPMs		(222,296)		(222,296)
Shares issued to consultant for fund raising		0	300	(300)
Shares issued to consultant for fund raising (in shares)			30,000
Shares issued upon conversion of debt and interest, $.27		256,454	9,354	247,100
Shares issued upon conversion of debt and interest, $.27 (in shares)			935,446
Value of equity instruments issued with debt		30,150		30,150
Shares issued upon conversion of shareholder note, $.35		4,906	140	4,766
Shares issued upon conversion of shareholder note, $.35 (in shares)			14,024
Net loss		(2,892,230)			(2,892,230)
Balance at Dec. 31, 2009		(2,342,030)	113,830	3,573,507	(6,029,368)
Balance (in shares) at Dec. 31, 2009			11,383,121
Vested stock options and warrants		11,382		11,382
Shares issued in 2010 under PPM, $.50		177,275	3,546	173,729
Shares issued in 2010 under PPM, $.50 (in shares)			354,550
Shares issued to consultants for IR and consulting, $.50		187,045	3,741	183,304
Shares issued to consultants for IR and consulting, $.50 (in shares)			374,090
Value of equity instruments issued for consulting services		354,602		354,602
Value of equity-linked financial instruments issued in connection with PPM in first quarter		(25,553)		(25,553)
Shares issued in May 2010 to consultant, $.50		6,425	129	6,296
Shares issued in May 2010 to consultant, $.50 (in shares)			12,850
Shares issued in May 2010 to 2008 investors as a penalty for late registration, $.50		355,124	7,102	348,022
Shares issued in May 2010 to 2008 investors as a penalty for late registration, $.50 (in shares)			710,248
Value of equity instruments issued with debt		119,474		119,474
Value of equity-linked financial instruments issued in connection with PPM in second quarter		(31,332)		(31,332)
Value of equity-linked financial instruments issued in connection with PPM in third quarter		(31,506)		(31,506)
Shares issued in September 2010 under PPM, $.10		25,000	2,500	22,500
Shares issued in September 2010 under PPM, $.10 (in shares)			250,000
Shares issued to consultants in third quarter at $.22 per share		107,549	4,889	102,660
Shares issued to consultants in third quarter at $.22 per share (in shares)			488,860
Shares issued in November 2010 upon exercise of warrants at $.135 per share		17,357	1,286	16,071
Shares issued in November 2010 upon exercise of warrants at $.135 per share (in shares)			128,571
Shares issued in November 2010 to directors as compensation at $.15 per share		45,000	3,000	42,000
Shares issued in November 2010 to directors as compensation at $.15 per share (in shares)			300,000
Vested stock options in fourth quarter		161,107		161,107
Equity instruments issued to consultants in fourth quarter		26,234		26,234
Net loss		(1,352,709)			(1,352,709)
Balance at Dec. 31, 2010		(2,189,557)	140,023	5,052,497	(7,382,077)
Balance (in shares) at Dec. 31, 2010			14,002,290
Value of equity instruments issued with debt		47,908		47,908
Equity instruments issued to consultants in first quarter		91,504		91,504
Shares issued at $.075 per share under PPM		400,000	53,334	346,666
Shares issued at $.075 per share under PPM (in shares)			5,333,334
Shares issued at $.085 per share under PPM		160,000	18,823	141,177
Shares issued at $.085 per share under PPM (in shares)			1,882,353
Shares issued at $.09 per share under PPM		18,000	2,000	16,000
Shares issued at $.09 per share under PPM (in shares)			200,000
Shares issued at $.10 per share under PPM		15,000	1,500	13,500
Shares issued at $.10 per share under PPM (in shares)			150,000
Stock issued upon conversion of debt in first quarter		20,000	4,160	15,840
Stock issued upon conversion of debt in first quarter (in shares)			416,010
Stock issued to pay interest on debt		22,500	1,580	20,920
Stock issued to pay interest on debt (in shares)			158,036
Shares issued at $.07 per share under PPM		75,000	10,715	64,285
Shares issued at $.07 per share under PPM (in shares)			1,071,429
Stock issued upon conversion of debt and interest		32,000	9,410	22,590
Stock issued upon conversion of debt and interest (in shares)			941,034
Equity instruments issued to consultants		12,256		12,256
Equity instruments issued to consultants		147,116		147,116
Shares issued at $.06 per share under PPM		210,000	35,000	175,000
Shares issued at $.06 per share under PPM (in shares)			3,500,000
Shares issued at $.20 per share under PPM		275,000	13,750	261,250
Shares issued at $.20 per share under PPM (in shares)			1,375,000
Restricted stock issued to consultants		55,000	8,228	46,772
Restricted stock issued to consultants (in shares)			822,842
Shares issued at $.35 per share IR compensation		201,250	5,750	195,500
Shares issued at $.35 per share IR compensation (in shares)			575,000
Equity instruments upon conversion of Accounts Payable		20,000		20,000
Shares issued to private investor at $.15 per share		232,000	15,467	216,533
Shares issued to private investor at $.15 per share (in shares)			1,546,667
Vested stock options and warrants in first quarter		1,937,638		1,937,638
Shares issued upon exercise of options at $.01 per share		1,000	1,000
Shares issued upon exercise of options at $.01 per share (in shares)			100,000
Net loss		(4,486,879)			(4,486,879)
Balance at Dec. 31, 2011		(2,703,264)	320,740	8,844,952	(11,868,956)
Balance (in shares) at Dec. 31, 2011			32,074,000
Vested stock options and warrants		830,372		830,372
Value of equity instruments issued with debt		33,469		33,469
Shares issued to institutional investor upon conversion of Note Payable at $.1342 per share		8,000	596	7,404
Shares issued to institutional investor upon conversion of Note Payable at $.1342 per share (in shares)			59,613
Shares issued to institutional investor upon conversion of Note Payable at $.13 per share		14,000	1,077	12,923
Shares issued to institutional investor upon conversion of Note Payable at $.13 per share (in shares)			107,692
Shares issued to institutional investor upon conversion of Note Payable at $.088 per share		15,000	1,705	13,295
Shares issued to institutional investor upon conversion of Note Payable at $.088 per share (in shares)			170,455
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share		16,000	3,433	12,567
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share (in shares)			343,348
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share		12,000	2,690	9,310
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share (in shares)			269,058
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share		10,000	2,687	7,313
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share (in shares)			268,670
Shares issued to institutional investor upon conversion of Note Payable at $.0397 per share		8,500	4,282	4,218
Shares issued to institutional investor upon conversion of Note Payable at $.0397 per share (in shares)			428,212
Shares issued to a private investor at $.065 per share		600,000	92,308	507,692
Shares issued to a private investor at $.065 per share (in shares)			9,230,770
Shares issued for consulting to the then interim CEO at $.065 per share		19,500	3,000	16,500
Shares issued for consulting to the then interim CEO at $.065 per share (in shares)			300,000
Shares issued to an institutional investor upon conversion of Note Payable at $.0286 per share		10,000	3,497	6,503
Shares issued to an institutional investor upon conversion of Note Payable at $.0286 per share (in shares)			349,650
Shares issued to a private investor at $.15 per share		39,500	2,633	36,867
Shares issued to a private investor at $.15 per share (in shares)			263,333
Stock issued upon conversion of debt at $.15 per share		493,884	32,926	460,958
Stock issued upon conversion of debt at $.15 per share (in shares)			3,292,557
Stock issued upon conversion of debt at $.065 per share		185,299	28,508	156,791
Stock issued upon conversion of debt at $.065 per share (in shares)			2,850,754
Shares issued to a private investor per a convertible note default at $.15 per share		1,125,000	75,000	1,050,000
Shares issued to a private investor per a convertible note default at $.15 per share (in shares)			7,500,000
Shares issued to private investor upon conversion of Note Payable at $.18 per share		57,042	3,169	53,873
Shares issued to private investor upon conversion of Note Payable at $.18 per share (in shares)			316,898
Shares issued to private investor upon conversion of Note Payable at $.052 per share		59,534	11,471	48,063
Shares issued to private investor upon conversion of Note Payable at $.052 per share (in shares)			1,147,078
Shares issued to private investor upon conversion of Note Payable at $.10 per share		56,584	5,658	50,926
Shares issued to private investor upon conversion of Note Payable at $.10 per share (in shares)			565,834
Shares issued to an institutional investor upon conversion of Note Payable at $.031 per share		12,000	3,871	8,129
Shares issued to an institutional investor upon conversion of Note Payable at $.031 per share (in shares)			387,097
Stock issued upon conversion of debt at $.15 per share		59,590	3,973	55,617
Stock issued upon conversion of debt at $.15 per share (in shares)			397,267
Shares issued to a Director as compensation at $.09 per share		25,000	2,778	22,222
Shares issued to a Director as compensation at $.09 per share (in shares)			277,778
Shares issued under PPM at $.07 per share		690,946	98,707	592,239
Shares issued under PPM at $.07 per share (in shares)			9,870,666
Shares issued to institutional investor upon conversion of Note Payable at $.0353 per share		18,000	5,099	12,901
Shares issued to institutional investor upon conversion of Note Payable at $.0353 per share (in shares)			509,915
Shares issued to private investor upon conversion of Note Payable at $.032 per share		9,022	2,837	6,185
Shares issued to private investor upon conversion of Note Payable at $.032 per share (in shares)			283,718
Shares issued to an institutional investor upon conversion of Note Payable at $.0297 per share including $11,021 of interest.		33,021	7,407	25,614
Shares issued to an institutional investor upon conversion of Note Payable at $.0297 per share including $11,021 of interest. (in shares)			740,741
Shares issued at $.15 per share as Investor Relations compensation		93,750	6,250	87,500
Shares issued at $.15 per share as Investor Relations compensation (in shares)			625,000
Shares issued to a private investor upon conversion of Note Payable at $.032 per share		50,000	15,723	34,277
Shares issued to a private investor upon conversion of Note Payable at $.032 per share (in shares)			1,572,327
Shares issued as settlement to remove anti-dilution agreement at $.065 per share		1,722,500	265,000	1,457,500
Shares issued as settlement to remove anti-dilution agreement at $.065 per share (in shares)			26,500,000
Shares issued in settlement with former COO at $.15 per share less shares cancelled at $.09 per share		142,333	8,037	134,296
Shares issued in settlement with former COO at $.15 per share less shares cancelled at $.09 per share (in shares)			803,701
Equity value for options and warrants		150,189		150,189
Shares issued at $.07 per share as Investor Relations compensation		21,000	3,000	18,000
Shares issued at $.07 per share as Investor Relations compensation (in shares)			300,000
Shares issued at $.15 per share as conversion of debt		23,563	1,571	21,992
Shares issued at $.15 per share as conversion of debt (in shares)			157,088
Shares issued to a private investor exercising options at $.01 per share		718	718
Shares issued to a private investor exercising options at $.01 per share (in shares)			71,826
Shares issued to debtors as compensation at $.10 per share		156,243	15,630	140,613
Shares issued to debtors as compensation at $.10 per share (in shares)			1,563,031
Shares issued upon conversion of Note Payable at $.07 per share		16,526	2,361	14,165
Shares issued upon conversion of Note Payable at $.07 per share (in shares)			236,092
Share true-up to certified shareholders list per the stock transfer agency		1	1
Share true-up to certified shareholders list per the stock transfer agency (in shares)			100
Shares issued upon exercise of options at $.01 per share		4,130	4,130
Shares issued upon exercise of options at $.01 per share (in shares)			412,963
Net loss		(7,422,155)			(7,422,155)
Balance at Dec. 31, 2012		(3,303,203)	1,042,473	14,945,435	(19,291,111)	0
Balance (in shares) at Dec. 31, 2012			104,247,228
Value of equity instruments issued with debt		392,556		392,556
Shares issued to debtors as compensation at $.15 per share		43,521	2,901	40,620
Shares issued to debtors as compensation at $.15 per share (in shares)			290,143
Shares issued under PPM to five investors at $.07 per share		500,000	71,429	428,571
Shares issued under PPM to five investors at $.07 per share (in shares)			7,142,857
Shares issued to an escrow account underlying a debt agreement	[11]	10,000	10,000
Shares issued to an escrow account underlying a debt agreement (in shares)	[11]		1,000,000
Shares issued to debtors as compensation at $.15 per share		34,550	2,303	32,247
Shares issued to debtors as compensation at $.15 per share (in shares)			230,332
Shares issued to an institutional investor at $.07 per share		500,000	71,429	428,571
Shares issued to an institutional investor at $.07 per share (in shares)			7,142,858
Value of shares per an agreement with a former officer	[12]	40,480		40,480
Shares issued to consultant as compensation at $.067 per share		16,750	2,500	14,250
Shares issued to consultant as compensation at $.067 per share (in shares)			250,000
Shares issued to former consultant exercising options at $.01 per share		2,000	2,000
Shares issued to former consultant exercising options at $.01 per share (in shares)			200,000
Shares issued to former CEO exercising options at $.01 per share		3,333	3,333
Shares issued to former CEO exercising options at $.01 per share (in shares)			333,330
Shares issued upon conversion of four notes payable at $.15 per share		156,243	10,416	145,827
Shares issued upon conversion of four notes payable at $.15 per share (in shares)			1,041,622
Shares issued for interest to the four notes payable at $.15 per share		11,170	745	10,425
Shares issued for interest to the four notes payable at $.15 per share (in shares)			74,462
Shares issued for cashless exercise of warrants at $.12 per share		2,778	2,778
Shares issued for cashless exercise of warrants at $.12 per share (in shares)			277,778
Shares issued for cashless exercise of warrants at $.16 per share		1,633	1,633
Shares issued for cashless exercise of warrants at $.16 per share (in shares)			163,334
Shares issued for cashless exercise of warrants at $.15 per share		6,327	6,327
Shares issued for cashless exercise of warrants at $.15 per share (in shares)			632,708
Shares issued for cashless exercise of warrants at $.20 per share		2,618	2,618
Shares issued for cashless exercise of warrants at $.20 per share (in shares)			261,848
Shares issued to 24 warrant holders exercised at a reduced price for $.10 per share		1,044,490	104,449	940,041
Shares issued to 24 warrant holders exercised at a reduced price for $.10 per share (in shares)			10,444,898
Shares issued to 4 PPM investors converting notes at $.12 per share		316,504	26,375	290,129
Shares issued to 4 PPM investors converting notes at $.12 per share (in shares)			2,637,534
Shares issued to 10 PPM investors converting notes at $.18 per share		1,020,200	54,054	966,146
Shares issued to 10 PPM investors converting notes at $.18 per share (in shares)			5,405,431
Shares issued to consultant as compensation at $.38 per share		57,000	1,500	55,500
Shares issued to consultant as compensation at $.38 per share (in shares)			150,000
Shares issued for two note conversions at $.014 per share		994,928	710,663	284,265
Shares issued for two note conversions at $.014 per share (in shares)			71,066,331
Shares issued for warrant exercise at $.15 per share		160,715	10,715	150,000
Shares issued for warrant exercise at $.15 per share (in shares)			1,071,429
Shares issued to an investor for a cashless exercise of warrants at $.17 per share		2,044	2,044
Shares issued to an investor for a cashless exercise of warrants at $.17 per share (in shares)			204,306
Shares issued to former Board Directors as compensation at $.325 per share		100,000	1,000	99,000
Shares issued to former Board Directors as compensation at $.325 per share (in shares)			100,000
Reduced warrant exercise compensation expense		2,140,946		2,140,946
Options issued as part of employee bonus		147,500		147,500
Shares issued to one investor for cashless warrant exercised at $.12 per share		2,778	2,778
Shares issued to one investor for cashless warrant exercised at $.12 per share (in shares)			277,778
Shares issued for a cashless exercise of warrants at $.10 per share		30,244	30,244
Shares issued for a cashless exercise of warrants at $.10 per share (in shares)			3,024,390
Shares issued for a cashless exercise of warrants at $.075 per share		5,447	5,447
Shares issued for a cashless exercise of warrants at $.075 per share (in shares)			544,714
Shares issued for cashless warrant exercise at $.13 per share		1,597	1,597
Shares issued for cashless warrant exercise at $.13 per share (in shares)			159,722
Shares issued for interest on two note conversions at $.18 per share		7,365	409	6,956
Shares issued for interest on two note conversions at $.18 per share (in shares)			40,918
Shares issued in settlement with a former noteholder at $.27 per share		102,060	3,780	98,280
Shares issued in settlement with a former noteholder at $.27 per share (in shares)			378,000
Shares issued for a stock option exercise at $.065 per share		650	100	550
Shares issued for a stock option exercise at $.065 per share (in shares)			10,000
Shares issued to one warrant holder executed at a reduced price of $.125 per share		125,000	10,000	115,000
Shares issued to one warrant holder executed at a reduced price of $.125 per share (in shares)			1,000,000
Vesting expense		1,505,270		1,505,270
Shares issued for option exercise at $.07 per share		1,190	170	1,020
Shares issued for option exercise at $.07 per share (in shares)			17,000
Shares issued for cashless warrant exercise at $.075 per share		1,167	1,167
Shares issued for cashless warrant exercise at $.075 per share (in shares)			116,667
Net loss		(9,406,304)			(9,406,304)
Balance at Dec. 31, 2013		(3,218,454)	2,199,376	23,279,585	(28,697,415)
Balance (in shares) at Dec. 31, 2013			219,937,619
Value of equity instruments issued with debt		23,876		23,876
Vesting expense		352,762		352,762
Options issued as part of employee bonus		694,500		694,500
Shares issued for cashless warrant exercise at $.20 per share		1,296	1,296
Shares issued for cashless warrant exercise at $.20 per share (in shares)			129,630
Shares issued for option exercise at $.0167 per share		5,430	3,252	2,178
Shares issued for option exercise at $.0167 per share (in shares)			325,187
Shares issued at $.275 per share as Investor Relations compensation		41,250	1,500	39,750
Shares issued at $.275 per share as Investor Relations compensation (in shares)			150,000
Shares issued for cashless warrant exercise at $.17 per share		2,493	2,493
Shares issued for cashless warrant exercise at $.17 per share (in shares)			249,252
Shares issued for an option exercise at $.07 per share		1,400	200	1,200
Shares issued for an option exercise at $.07 per share (in shares)			20,000
Shares issued for cashless warrant exercise at $.01 per share		1,630	1,630
Shares issued for cashless warrant exercise at $.01 per share (in shares)			163,062
Shares issued for warrant exercise at $.18 per share		36,000	2,000	34,000
Shares issued for warrant exercise at $.18 per share (in shares)			200,000
Shares issued at $.25 per share as Investor Relations compensation		25,000	1,000	24,000
Shares issued at $.25 per share as Investor Relations compensation (in shares)			100,000
Reduction in escrow account per settlement agreement		(3,333)	(3,333)
Reduction in escrow account per settlement agreement (in shares)			(333,334)
Shares issued for cashless warrant exercise at $.10 per share		3,605	3,605
Shares issued for cashless warrant exercise at $.10 per share (in shares)			360,444
Shares issued for cashless warrant exercise at $.075 per share		2,333	2,333
Shares issued for cashless warrant exercise at $.075 per share (in shares)			233,334
Shares issued for cashless warrant exercise at $.17 per share		224	224
Shares issued for cashless warrant exercise at $.17 per share (in shares)			22,409
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $.26 per share		0	728	18,191	(18,919)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $.26 per share (in shares)			72,760
Shares issued for combined cashless and cash warrant exercise @ $.15 per share		52,500	5,833	46,667
Shares issued for combined cashless and cash warrant exercise @ $.15 per share (in shares)			583,334
Issuance of Preferred stock		2,055,001		2,054,795		206
Shares issued to Investor Relations consultant exercisable at $.15 per share		24,000	1,600	22,400
Shares issued to Investor Relations consultant exercisable at $.15 per share (in shares)			160,000
Shares issued to Investor Relations consultant exercisable at $.25 per share		25,000	1,000	24,000
Shares issued to Investor Relations consultant exercisable at $.25 per share (in shares)			100,000
Shares issued for cashless warrant exercise at $.18 per share		2,794	2,794
Shares issued for cashless warrant exercise at $.18 per share (in shares)			279,366
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $.26 per share		0	1,169	29,232	(30,400)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $.26 per share (in shares)			116,934
Net loss		(3,352,949)			(3,352,949)
Balance at Jun. 30, 2014		$ (3,223,642)	$ 2,228,700	$ 26,647,136	$ (32,099,683)	$ 206
Balance (in shares) at Jun. 30, 2014			222,869,997

[1]	Founders shares, 1,000,000 pre-split
[2]	23,492 (40,000 pre-split) shares valued at $.0167 per share as compensation for loan guarantees by management
[3]	Investment including 670 shares issued as a 10% finder’s fee
[4]	For payment of patent legal fees
[5]	Compensation for loan guarantees by management
[6]	For vendor contractual consideration
[7]	Employment agreements
[8]	Investment
[9]	Conversion of convertible notes by management
[10]	Investment, "October 2008 financing"
[11]	The shares reduce by 1/3 yearly and are returned to the Company as the debt is paid.
[12]	The Company purchased shares previously issued to a former officer equal to the cost of withholding taxes advanced by the Company. The value here represents the net pay from the transaction that was retained by the Company.